Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.32	1.35
Average foreign currency exchange rate	1.35	1.30
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.90	0.94
Average foreign currency exchange rate	0.92	0.95
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	7.10	6.90
Average foreign currency exchange rate	7.08	6.72
Polish Zloty
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	3.92	4.39
Average foreign currency exchange rate	4.59	4.44
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	10.04	10.42
Average foreign currency exchange rate	10.60	10.08
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	83.18	82.69
Average foreign currency exchange rate	82.57	78.50
Argentine Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	806.72	176.79
Average foreign currency exchange rate	285.97	127.11